AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.4%
Information Technology – 15.3%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	622	$238,736
Cisco Systems, Inc.	9,405	500,534
F5, Inc.(a)	137	30,167
Juniper Networks, Inc.	758	29,547
Motorola Solutions, Inc.	390	175,356
Nokia Oyj	12,448	54,350
Telefonaktiebolaget LM Ericsson - Class B(b)	6,475	48,928

		1,077,618

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	2,804	182,709
CDW Corp./DE	314	71,058
Corning, Inc.	1,899	85,740
Halma PLC	886	30,979
Hamamatsu Photonics KK	498	6,498
Hexagon AB - Class B	4,846	52,197
Ibiden Co., Ltd.(b)	241	7,449
Jabil, Inc.	265	31,755
Keyence Corp.	487	233,401
Keysight Technologies, Inc.(a)	408	64,844
Kyocera Corp.	2,936	34,314
Murata Manufacturing Co., Ltd.	3,851	76,206
Omron Corp.	353	16,139
Shimadzu Corp.(b)	478	15,987
TDK Corp.	4,310	55,057
Te Connectivity PLC	713	107,656
Teledyne Technologies, Inc.(a)	111	48,580
Trimble, Inc.(a)	570	35,391
Yaskawa Electric Corp.(b)	507	17,748
Yokogawa Electric Corp.	434	11,121
Zebra Technologies Corp. - Class A(a)	120	44,438

		1,229,267

IT Services – 0.8%
Accenture PLC - Class A	1,463	517,141
Akamai Technologies, Inc.(a)	356	35,938
Bechtle AG	191	8,544
Capgemini SE	363	78,372
CGI, Inc.(a)	476	54,771
Cognizant Technology Solutions Corp. - Class A	1,161	89,606
EPAM Systems, Inc.(a)	136	27,068
Fujitsu Ltd.	3,810	78,331
Gartner, Inc.(a)	182	92,230
GoDaddy, Inc. - Class A(a)	329	51,581
International Business Machines Corp.	2,145	474,217
MongoDB, Inc.(a)	172	46,500
NEC Corp.	609	58,809
Nomura Research Institute Ltd.	854	31,693
NTT Data Group Corp.	1,422	25,593
Obic Co., Ltd.(b)	1,105	38,768
Okta, Inc.(a)	376	27,952
Otsuka Corp.	460	11,361

Company	Shares	U.S. $ Value

SCSK Corp.	292	$6,054
Shopify, Inc. - Class A(a)	2,823	226,162
Snowflake, Inc. - Class A(a)	704	80,861
TIS, Inc.	494	12,610
Twilio, Inc. - Class A(a)	380	24,784
VeriSign, Inc.(a)	210	39,892
Wix.com Ltd.(a)	124	20,729

		2,159,567

Semiconductors & Semiconductor Equipment – 5.4%
Advanced Micro Devices, Inc.(a)	3,773	619,074
Advantest Corp.	1,808	85,032
Analog Devices, Inc.	1,159	266,767
Applied Materials, Inc.	1,933	390,563
ASM International NV	110	72,574
ASML Holding NV	933	776,125
BE Semiconductor Industries NV(b)	180	22,957
Broadcom, Inc.	10,323	1,780,718
Disco Corp.	231	60,852
Enphase Energy, Inc.(a)	318	35,940
Entegris, Inc.	352	39,611
First Solar, Inc.(a)	238	59,367
Infineon Technologies AG	3,048	107,009
Intel Corp.	9,937	233,122
KLA Corp.	315	243,939
Kokusai Electric Corp.(b)	300	6,765
Lam Research Corp.	306	249,720
Lasertec Corp.	171	28,510
Marvell Technology, Inc.	2,021	145,755
Microchip Technology, Inc.	1,253	100,603
Micron Technology, Inc.	2,589	268,505
Monolithic Power Systems, Inc.	114	105,393
NVIDIA Corp.	57,426	6,973,813
NXP Semiconductors NV	597	143,286
ON Semiconductor Corp.(a)	1,004	72,900
Qorvo, Inc.(a)	222	22,933
QUALCOMM, Inc.	2,606	443,150
Renesas Electronics Corp.	3,917	56,846
Rohm Co., Ltd.(b)	716	8,066
SCREEN Holdings Co., Ltd.(b)	200	14,064
Skyworks Solutions, Inc.	375	37,039
STMicroelectronics NV	1,580	47,186
SUMCO Corp.(b)	734	7,939
Teradyne, Inc.	365	48,884
Texas Instruments, Inc.	2,126	439,168
Tokyo Electron Ltd.	1,090	194,386

		14,208,561

Software – 5.0%
Adobe, Inc.(a)	1,036	536,420
ANSYS, Inc.(a)	204	65,001
AppLovin Corp. - Class A(a)	477	62,272
Aspen Technology, Inc.(a)	67	16,001
Atlassian Corp., Ltd. - Class A(a)	372	59,077

Company	Shares	U.S. $ Value

Autodesk, Inc.(a)	503	$138,566
Bentley Systems, Inc. - Class B	370	18,800
Cadence Design Systems, Inc.(a)	636	172,375
Check Point Software Technologies Ltd.(a)	208	40,104
Cloudflare, Inc. - Class A(a)	703	56,866
Coinbase Global, Inc. - Class A(a)	444	79,107
Constellation Software, Inc./Canada	47	152,908
Crowdstrike Holdings, Inc. - Class A(a)	539	151,173
CyberArk Software Ltd.(a)	101	29,453
Dassault Systemes SE	1,562	62,044
Datadog, Inc. - Class A(a)	648	74,559
Descartes Systems Group, Inc. (The)(a)	200	20,580
DocuSign, Inc.(a)	478	29,679
Fair Isaac Corp.(a)	58	112,724
Fortinet, Inc.(a)	1,516	117,566
Gen Digital, Inc.	1,315	36,070
HubSpot, Inc.(a)	113	60,071
Intuit, Inc.	653	405,513
Manhattan Associates, Inc.(a)	144	40,519
Microsoft Corp.	16,483	7,092,635
MicroStrategy, Inc. - Class A(a) (b)	368	62,045
Monday.com Ltd.(a)	88	24,444
Nemetschek SE	135	14,032
Nice Ltd.(a)	148	25,731
Open Text Corp.	625	20,805
Oracle Corp.	3,864	658,426
Oracle Corp. Japan	142	14,661
Palantir Technologies, Inc. - Class A(a)	4,727	175,844
Palo Alto Networks, Inc.(a)	756	258,401
PTC, Inc.(a)	280	50,585
Roper Technologies, Inc.	250	139,110
Sage Group PLC (The)	2,342	32,170
Salesforce, Inc.	2,262	619,132
Samsara, Inc. - Class A(a)	484	23,290
SAP SE	2,438	557,650
ServiceNow, Inc.(a)	479	428,413
Synopsys, Inc.(a)	358	181,288
Temenos AG (REG)	140	9,802
Trend Micro, Inc./Japan	289	17,159
Tyler Technologies, Inc.(a)	100	58,372
WiseTech Global Ltd.(b)	389	36,837
Workday, Inc. - Class A(a)	495	120,983
Xero Ltd.(a)	339	35,041
Zoom Video Communications, Inc. - Class A(a)	585	40,798
Zscaler, Inc.(a)	212	36,239

		13,271,341

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	34,006	7,923,398
Brother Industries Ltd.(b)	485	9,512
Canon, Inc.	2,111	69,527
Dell Technologies, Inc. - Class C	657	77,881
FUJIFILM Holdings Corp.	2,527	65,416

Company	Shares	U.S. $ Value

Hewlett Packard Enterprise Co.	3,033	$62,055
HP, Inc.	2,284	81,927
Logitech International SA (REG)	364	32,600
NetApp, Inc.	481	59,408
Pure Storage, Inc. - Class A(a)	721	36,223
Ricoh Co., Ltd.	1,272	13,805
Seagate Technology Holdings PLC	466	51,041
Seiko Epson Corp.	592	10,951
Super Micro Computer, Inc.(a) (b)	123	51,217
Western Digital Corp.(a)	762	52,037

		8,596,998

		40,543,352

Financials – 9.4%
Banks – 3.5%
ABN AMRO Bank NV	1,069	19,319
AIB Group PLC	4,237	24,271
ANZ Group Holdings Ltd.	7,024	147,616
Banco Bilbao Vizcaya Argentaria SA	13,453	145,323
Banco BPM SpA	3,006	20,310
Banco de Sabadell SA(b)	12,699	26,969
Banco Santander SA	36,169	185,325
Bank Hapoalim BM	2,966	29,728
Bank Leumi Le-Israel BM	3,541	34,677
Bank of America Corp.	16,430	651,942
Bank of Ireland Group PLC	2,374	26,512
Bank of Montreal(b)	1,702	153,582
Bank of Nova Scotia (The)(b)	2,870	156,376
Banque Cantonale Vaudoise (REG)	71	7,333
Barclays PLC	34,461	103,541
BNP Paribas SA	2,376	163,045
BOC Hong Kong Holdings Ltd.	8,031	25,444
CaixaBank SA	8,483	50,626
Canadian Imperial Bank of Commerce(b)	2,201	135,010
Chiba Bank Ltd. (The)(b)	1,214	9,868
Citigroup, Inc.	4,453	278,758
Citizens Financial Group, Inc.	1,062	43,616
Commerzbank AG	2,350	43,344
Commonwealth Bank of Australia	3,907	364,428
Concordia Financial Group Ltd.	2,421	13,514
Credit Agricole SA	2,472	37,804
Danske Bank A/S	1,610	48,427
DBS Group Holdings Ltd.	4,592	135,989
DNB Bank ASA	2,090	42,860
Erste Group Bank AG	786	43,071
Fifth Third Bancorp	1,597	68,415
FinecoBank Banca Fineco SpA	1,426	24,473
First Citizens BancShares, Inc./NC - Class A	24	44,183
Hang Seng Bank Ltd.	905	11,260
HSBC Holdings PLC	43,228	387,799
Huntington Bancshares, Inc./OH	3,383	49,730
ING Groep NV	7,711	139,901
Intesa Sanpaolo SpA	34,143	146,156
Israel Discount Bank Ltd. - Class A	2,887	16,174
Japan Post Bank Co., Ltd.(b)	3,318	31,147
JPMorgan Chase & Co.	6,704	1,413,605
KBC Group NV	536	42,643

Company	Shares	U.S. $ Value

KeyCorp	2,201	$36,867
Lloyds Banking Group PLC	145,667	114,537
M&T Bank Corp.	390	69,467
Mediobanca Banca di Credito Finanziario SpA	1,166	19,923
Mitsubishi UFJ Financial Group, Inc.	25,887	265,823
Mizrahi Tefahot Bank Ltd.	361	14,109
Mizuho Financial Group, Inc.(b)	5,554	114,806
National Australia Bank Ltd.	7,220	186,928
National Bank of Canada(b)	792	74,805
NatWest Group PLC	15,516	71,829
Nordea Bank Abp (Helsinki)(b)	7,365	86,945
Oversea-Chinese Banking Corp., Ltd.	7,327	85,770
PNC Financial Services Group, Inc. (The)	929	171,726
Regions Financial Corp.	2,137	49,856
Resona Holdings, Inc.	4,822	33,788
Royal Bank of Canada	3,304	412,374
Shizuoka Financial Group, Inc.	994	8,670
Skandinaviska Enskilda Banken AB - Class A	3,704	56,702
Societe Generale SA	1,687	42,039
Standard Chartered PLC	5,063	53,698
Sumitomo Mitsui Financial Group, Inc.	8,799	188,005
Sumitomo Mitsui Trust Holdings, Inc.(b)	1,434	34,323
Svenska Handelsbanken AB - Class A	3,404	34,966
Swedbank AB - Class A	1,981	42,048
Toronto-Dominion Bank (The)	4,079	257,929
Truist Financial Corp.	3,123	133,571
UniCredit SpA	3,439	150,977
United Overseas Bank Ltd.	2,692	67,197
US Bancorp	3,643	166,594
Wells Fargo & Co.	8,138	459,716
Westpac Banking Corp.(b)	8,083	176,634

		9,226,736

Capital Markets – 1.9%
3i Group PLC	2,272	100,646
Ameriprise Financial, Inc.	232	108,996
Amundi SA	143	10,689
Ares Management Corp. - Class A	434	67,634
ASX Ltd.	452	19,935
Bank of New York Mellon Corp. (The)	1,723	123,815
BlackRock, Inc.	347	329,480
Blackstone, Inc.	1,669	255,574
Brookfield Asset Management Ltd. - Class A (Toronto)(b)	829	39,193
Brookfield Corp. (Toronto)(b)	3,177	168,734
Carlyle Group, Inc. (The)	546	23,511
Cboe Global Markets, Inc.	246	50,398
Charles Schwab Corp. (The)	3,527	228,585
CME Group, Inc.	841	185,567
Daiwa Securities Group, Inc.(b)	3,063	21,725
Deutsche Bank AG (REG)	4,423	76,569
Deutsche Boerse AG	444	104,237
EQT AB	871	29,900
Euronext NV	188	20,407
FactSet Research Systems, Inc.	89	40,927
Franklin Resources, Inc.	675	13,601
Futu Holdings Ltd. (ADR)(a)	140	13,391
Goldman Sachs Group, Inc. (The)	753	372,818

Company	Shares	U.S. $ Value

Hargreaves Lansdown PLC	830	$12,370
Hong Kong Exchanges & Clearing Ltd.	2,001	81,741
IGM Financial, Inc.(b)	193	5,791
Intercontinental Exchange, Inc.	1,339	215,097
Japan Exchange Group, Inc.(b)	2,176	28,280
Julius Baer Group Ltd.	481	29,006
KKR & Co., Inc.	1,450	189,341
London Stock Exchange Group PLC	1,116	152,793
LPL Financial Holdings, Inc.	175	40,710
Macquarie Group Ltd.	848	135,690
MarketAxess Holdings, Inc.	89	22,802
Moody’s Corp.	384	182,242
Morgan Stanley	2,846	296,667
MSCI, Inc.	185	107,842
Nasdaq, Inc.	1,009	73,667
Nomura Holdings, Inc.	6,921	36,121
Northern Trust Corp.	478	43,034
Onex Corp.(b)	152	10,647
Partners Group Holding AG	53	79,907
Raymond James Financial, Inc.	460	56,332
Robinhood Markets, Inc. - Class A(a)	1,233	28,877
S&P Global, Inc.	748	386,432
SBI Holdings, Inc.(b)	595	13,770
Schroders PLC	1,881	8,814
SEI Investments Co.	261	18,059
Singapore Exchange Ltd.	1,635	14,487
State Street Corp.	699	61,840
T. Rowe Price Group, Inc.	521	56,752
TMX Group Ltd.	646	20,248
Tradeweb Markets, Inc. - Class A	271	33,514
UBS Group AG (REG)	7,677	237,557

		5,086,762

Consumer Finance – 0.2%
Ally Financial, Inc.	638	22,706
American Express Co.	1,344	364,493
Capital One Financial Corp.	892	133,559
Discover Financial Services	585	82,070
Synchrony Financial	922	45,989

		648,817

Financial Services – 1.8%
Adyen NV(a)	51	79,847
Apollo Global Management, Inc.	930	116,166
Berkshire Hathaway, Inc. - Class B(a)	3,092	1,423,124
Block, Inc.(a)	1,299	87,202
Corebridge Financial, Inc.	639	18,633
Corpay, Inc.(a)	156	48,791
Edenred SE	582	22,044
Equitable Holdings, Inc.	759	31,901
Eurazeo SE	107	8,802
EXOR NV	232	24,871
Fidelity National Information Services, Inc.	1,299	108,791
Fiserv, Inc.(a)	1,366	245,402
Global Payments, Inc.	596	61,042
Groupe Bruxelles Lambert NV	194	15,117
Industrivarden AB - Class A	283	10,466

Company	Shares	U.S. $ Value

Industrivarden AB - Class C	373	$13,735
Investor AB - Class B	4,040	124,498
Jack Henry & Associates, Inc.	171	30,188
L E Lundbergforetagen AB - Class B	177	10,137
M&G PLC	5,278	14,641
Mastercard, Inc. - Class A	1,939	957,478
Mitsubishi HC Capital, Inc.(b)	1,823	12,947
Nexi SpA(a) (b)	1,379	9,369
ORIX Corp.	2,631	61,562
PayPal Holdings, Inc.(a)	2,320	181,030
Sofina SA(b)	36	10,174
Toast, Inc. - Class A(a) (b)	845	23,922
Visa, Inc. - Class A	3,675	1,010,441
Wise PLC - Class A(a)	1,554	13,973

		4,776,294

Insurance – 2.0%
Admiral Group PLC	607	22,626
Aegon Ltd.	3,151	20,239
Aflac, Inc.	1,260	140,868
Ageas SA/NV	373	19,903
AIA Group Ltd.	25,837	225,631
Allianz SE (REG)	915	300,961
Allstate Corp. (The)	616	116,824
American Financial Group, Inc./OH	167	22,478
American International Group, Inc.	1,549	113,433
Aon PLC - Class A	457	158,117
Arch Capital Group Ltd.(a)	877	98,119
Arthur J Gallagher & Co.	510	143,499
ASR Nederland NV(b)	370	18,138
Assurant, Inc.	122	24,261
Aviva PLC	6,249	40,473
AXA SA	4,242	163,303
Baloise Holding AG (REG)	102	20,858
Brown & Brown, Inc.	566	58,638
Chubb Ltd.	901	259,839
Cincinnati Financial Corp.	366	49,820
Dai-ichi Life Holdings, Inc.	2,013	52,232
Erie Indemnity Co. - Class A	60	32,389
Everest Group Ltd.	102	39,967
Fairfax Financial Holdings Ltd.	49	61,870
Fidelity National Financial, Inc.	606	37,608
Generali	2,380	68,884
Gjensidige Forsikring ASA	466	8,717
Great-West Lifeco, Inc.	652	22,234
Hannover Rueck SE	141	40,250
Hartford Financial Services Group, Inc. (The)	691	81,268
Helvetia Holding AG (REG)	87	15,045
iA Financial Corp., Inc.	222	18,401
Insurance Australia Group Ltd.	5,533	28,119
Intact Financial Corp.	417	80,073
Japan Post Holdings Co., Ltd.	4,467	42,835
Japan Post Insurance Co., Ltd.	392	7,200
Legal & General Group PLC	13,905	42,143
Loews Corp.	439	34,703
Manulife Financial Corp.	4,165	123,091
Markel Group, Inc.(a)	31	48,626
Marsh & McLennan Cos., Inc.	1,152	257,000

Company	Shares	U.S. $ Value

Medibank Pvt Ltd.	6,428	$16,218
MetLife, Inc.	1,411	116,379
MS&AD Insurance Group Holdings, Inc.	2,976	69,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	313	172,477
NN Group NV	632	31,534
Phoenix Group Holdings PLC	1,636	12,254
Poste Italiane SpA	1,067	14,984
Power Corp. of Canada(b)	1,316	41,510
Principal Financial Group, Inc.	547	46,987
Progressive Corp. (The)	1,368	347,144
Prudential Financial, Inc.	838	101,482
Prudential PLC	6,403	59,402
QBE Insurance Group Ltd.	3,507	40,045
Sampo Oyj - Class A(b)	1,123	52,377
Sompo Holdings, Inc.	2,166	48,823
Sun Life Financial, Inc.	1,350	78,308
Suncorp Group Ltd.	2,970	37,087
Swiss Life Holding AG (REG)	68	56,900
Swiss Re AG	704	97,419
T&D Holdings, Inc.(b)	1,096	19,323
Talanx AG	151	12,729
Tokio Marine Holdings, Inc.	4,312	159,003
Travelers Cos., Inc. (The)	535	125,254
Tryg A/S	791	18,758
W R Berkley Corp.	716	40,619
Willis Towers Watson PLC	239	70,393
Zurich Insurance Group AG	342	206,623

		5,254,663

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.(b)	1,168	23,442

		25,016,714

Health Care – 7.2%
Biotechnology – 1.0%
AbbVie, Inc.	4,123	814,210
Alnylam Pharmaceuticals, Inc.(a)	296	81,409
Amgen, Inc.	1,253	403,729
Argenx SE(a)	139	75,156
Biogen, Inc.(a)	340	65,905
BioMarin Pharmaceutical, Inc.(a)	443	31,138
CSL Ltd.	1,128	222,818
Exact Sciences Corp.(a) (b)	431	29,360
Genmab A/S(a)	147	35,638
Gilead Sciences, Inc.	2,908	243,807
Grifols SA(a) (b)	696	7,910
Incyte Corp.(a)	380	25,118
Moderna, Inc.(a)	761	50,857
Neurocrine Biosciences, Inc.(a)	235	27,077
Regeneron Pharmaceuticals, Inc.(a)	253	265,964
Swedish Orphan Biovitrum AB(a)	454	14,618
United Therapeutics Corp.(a)	99	35,477
Vertex Pharmaceuticals, Inc.(a)	603	280,443
Zealand Pharma A/S(a)	149	18,129

		2,728,763

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	4,061	$462,995
Alcon, Inc.	1,167	116,794
Align Technology, Inc.(a)	167	42,471
Avantor, Inc.(a) (b)	1,585	41,004
Baxter International, Inc.	1,189	45,146
Becton Dickinson & Co.	675	162,743
BioMerieux	97	11,625
Boston Scientific Corp.(a)	3,432	287,602
Carl Zeiss Meditec AG (BR)	94	7,457
Cochlear Ltd.	153	29,774
Coloplast A/S - Class B	295	38,452
Cooper Cos., Inc. (The)(a)	465	51,308
Demant A/S(a)	232	9,032
Dexcom, Inc.(a)	928	62,213
DiaSorin SpA	52	6,080
Edwards Lifesciences Corp.(a)	1,407	92,848
EssilorLuxottica SA	694	164,425
Fisher & Paykel Healthcare Corp., Ltd.	1,367	30,301
GE Healthcare, Inc.	1,012	94,976
Getinge AB - Class B	533	11,471
Hologic, Inc.(a)	545	44,396
Hoya Corp.	848	117,451
IDEXX Laboratories, Inc.(a)	193	97,508
Insulet Corp.(a)	164	38,171
Intuitive Surgical, Inc.(a)	828	406,772
Koninklijke Philips NV(a)	1,865	61,145
Medtronic PLC	2,993	269,460
Olympus Corp.	2,680	50,945
ResMed, Inc.	343	83,733
Siemens Healthineers AG	658	39,520
Smith & Nephew PLC	2,041	31,678
Solventum Corp.(a)	343	23,914
Sonova Holding AG (REG)	119	42,863
STERIS PLC	231	56,027
Straumann Holding AG (REG)	261	42,693
Stryker Corp.	801	289,369
Sysmex Corp.	1,173	23,218
Teleflex, Inc.	110	27,205
Terumo Corp.	3,102	58,766
Zimmer Biomet Holdings, Inc.	480	51,816

		3,625,367

Health Care Providers & Services – 1.1%
Amplifon SpA	290	8,346
Cardinal Health, Inc.	569	62,886
Cencora, Inc.	419	94,309
Centene Corp.(a)	1,246	93,799
Cigna Group (The)	664	230,036
CVS Health Corp.	2,931	184,301
DaVita, Inc.(a) (b)	123	20,163
Elevance Health, Inc.	543	282,360
Fresenius Medical Care AG	479	20,354

Company	Shares	U.S. $ Value

Fresenius SE & Co. KGaA(a)	986	$37,617
HCA Healthcare, Inc.	459	186,551
Henry Schein, Inc.(a) (b)	299	21,797
Humana, Inc.	282	89,321
Labcorp Holdings, Inc.	197	44,026
McKesson Corp.	303	149,809
Molina Healthcare, Inc.(a)	137	47,205
Quest Diagnostics, Inc.	260	40,365
Ramsay Health Care Ltd.(b)	429	12,314
Sonic Healthcare Ltd.	1,065	20,031
UnitedHealth Group, Inc.	2,149	1,256,477
Universal Health Services, Inc. - Class B	140	32,061

		2,934,128

Health Care Technology – 0.0%
M3, Inc.	1,030	10,315
Pro Medicus Ltd.	134	16,493
Veeva Systems, Inc. - Class A(a)	359	75,343

		102,151

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	681	101,115
Bachem Holding AG	79	6,660
Bio-Rad Laboratories, Inc. - Class A(a)	47	15,725
Bio-Techne Corp.	368	29,414
Charles River Laboratories International, Inc.(a)	121	23,833
Danaher Corp.	1,557	432,877
Eurofins Scientific SE	315	19,971
Illumina, Inc.(a)	372	48,513
IQVIA Holdings, Inc.(a)	426	100,949
Lonza Group AG (REG)	169	107,245
Mettler-Toledo International, Inc.(a)	50	74,985
QIAGEN NV(a)	518	23,416
Revvity, Inc.	288	36,792
Sartorius AG (Preference Shares)	62	17,433
Sartorius Stedim Biotech	69	14,447
Thermo Fisher Scientific, Inc.	892	551,764
Waters Corp.(a)	139	50,025
West Pharmaceutical Services, Inc.	170	51,027

		1,706,191

Pharmaceuticals – 3.0%
Astellas Pharma, Inc.(b)	4,185	48,368
AstraZeneca PLC	3,619	563,791
Bayer AG (REG)	2,293	77,576
Bristol-Myers Squibb Co.	4,732	244,834
Catalent, Inc.(a)	422	25,561
Chugai Pharmaceutical Co., Ltd.	1,583	76,730
Daiichi Sankyo Co., Ltd.	4,258	140,652
Eisai Co., Ltd.	545	20,315
Eli Lilly & Co.	1,886	1,670,883
Galderma Group AG(a)	111	10,309
GSK PLC	9,676	197,013
Hikma Pharmaceuticals PLC	388	9,929
Ipsen SA	88	10,840

Company	Shares	U.S. $ Value

Johnson & Johnson	5,618	$910,453
Kyowa Kirin Co., Ltd.	505	8,912
Merck & Co., Inc.	5,913	671,480
Merck KGaA	302	53,312
Novartis AG (REG)	4,601	529,770
Novo Nordisk A/S - Class B	7,518	891,721
Ono Pharmaceutical Co., Ltd.(b)	794	10,658
Orion Oyj - Class B	252	13,808
Otsuka Holdings Co., Ltd.	978	55,550
Pfizer, Inc.	13,228	382,818
Recordati Industria Chimica e Farmaceutica SpA	244	13,807
Roche Holding AG (BR)	75	25,677
Roche Holding AG (Genusschein)	1,640	524,828
Royalty Pharma PLC - Class A	897	25,376
Sandoz Group AG	956	39,839
Sanofi SA	2,661	306,385
Shionogi & Co., Ltd.	1,656	23,737
Takeda Pharmaceutical Co., Ltd.	3,643	104,968
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,615	47,122
UCB SA	295	53,252
Viatris, Inc.	2,779	32,264
Zoetis, Inc.	1,066	208,275

		8,030,813

		19,127,413

Industrials – 6.8%
Aerospace & Defense – 1.2%
Airbus SE	1,387	202,996
Axon Enterprise, Inc.(a)	168	67,133
BAE Systems PLC	7,073	117,426
Boeing Co. (The)(a)	1,365	207,535
CAE, Inc.(a) (b)	743	13,949
Dassault Aviation SA	46	9,498
Elbit Systems Ltd.	63	12,537
General Dynamics Corp.	545	164,699
General Electric Co.	2,556	482,010
HEICO Corp.(b)	103	26,932
HEICO Corp. - Class A	176	35,862
Howmet Aerospace, Inc.	905	90,726
Huntington Ingalls Industries, Inc.	92	24,323
Kongsberg Gruppen ASA	206	20,122
L3Harris Technologies, Inc.	443	105,376
Leonardo SpA	944	21,128
Lockheed Martin Corp.	505	295,203
Melrose Industries PLC	3,071	18,769
MTU Aero Engines AG	126	39,378
Northrop Grumman Corp.	329	173,735
Rheinmetall AG	102	55,450
Rolls-Royce Holdings PLC(a)	19,853	140,509
RTX Corp.	3,104	376,081
Saab AB - Class B	747	15,919
Safran SA	798	187,788
Singapore Technologies Engineering Ltd.	2,908	10,503
Textron, Inc.	445	39,418
Thales SA	221	35,124
TransDigm Group, Inc.	131	186,954

		3,177,083

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	274	$30,241
Deutsche Post AG	2,381	106,209
DSV A/S	400	82,324
Expeditors International of Washington, Inc.	330	43,362
FedEx Corp.	542	148,335
InPost SA(a)	466	8,798
SG Holdings Co., Ltd.	652	6,993
United Parcel Service, Inc. - Class B	1,703	232,187

		658,449

Building Products – 0.5%
A O Smith Corp.	282	25,332
AGC, Inc.	422	13,694
Allegion PLC	204	29,731
Assa Abloy AB - Class B	2,339	78,801
Builders FirstSource, Inc.(a)	285	55,250
Carlisle Cos., Inc.	112	50,372
Carrier Global Corp.	1,893	152,368
Cie de Saint-Gobain SA	1,059	96,583
Daikin Industries Ltd.	619	86,883
Fortune Brands Innovations, Inc.	292	26,143
Geberit AG (REG)	78	50,919
Johnson Controls International PLC	1,573	122,080
Kingspan Group PLC	361	33,858
Lennox International, Inc.	75	45,322
Masco Corp.	514	43,145
Nibe Industrier AB - Class B(b)	3,537	19,385
Otis Worldwide Corp.	944	98,119
Owens Corning	203	35,834
ROCKWOOL A/S - Class B	22	10,328
TOTO Ltd.(b)	261	9,709
Trane Technologies PLC	529	205,638

		1,289,494

Commercial Services & Supplies – 0.4%
Brambles Ltd.	3,251	42,672
Cintas Corp.	856	176,233
Copart, Inc.(a)	2,022	105,953
Dai Nippon Printing Co., Ltd.	932	16,641
Element Fleet Management Corp.(b)	942	20,032
GFL Environmental, Inc.(b)	511	20,384
RB Global, Inc.(b)	429	34,527
Rentokil Initial PLC	5,893	28,816
Republic Services, Inc.	515	103,433
Rollins, Inc.	678	34,293
Secom Co., Ltd.	940	34,770
Securitas AB - Class B	1,148	14,574
TOPPAN Holdings, Inc.	536	15,953
Veralto Corp.	576	64,431
Waste Connections, Inc.	603	107,828
Waste Management, Inc.	937	194,521

		1,015,061

Company	Shares	U.S. $ Value

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	429	$19,802
AECOM	318	32,840
Bouygues SA	442	14,794
Eiffage SA	172	16,609
EMCOR Group, Inc.	110	47,358
Ferrovial SE	1,218	52,346
Kajima Corp.(b)	903	16,925
Obayashi Corp.	1,484	18,912
Quanta Services, Inc.	342	101,967
Skanska AB - Class B	794	16,551
Stantec, Inc.(b)	266	21,391
Taisei Corp.	400	17,565
Vinci SA	1,168	136,535
WSP Global, Inc.(b)	291	51,700

		565,295

Electrical Equipment – 0.7%
ABB Ltd. (REG)	3,692	214,193
AMETEK, Inc.	541	92,895
Eaton Corp. PLC	934	309,565
Emerson Electric Co.	1,336	146,118
Fuji Electric Co., Ltd.(b)	330	19,996
GE Vernova, Inc.(a)	640	163,187
Hubbell, Inc.	126	53,972
Legrand SA	612	70,506
Mitsubishi Electric Corp.	4,358	70,691
NIDEC Corp.	1,966	41,390
Prysmian SpA	631	45,911
Rockwell Automation, Inc.	267	71,679
Schneider Electric SE	1,277	336,627
Siemens Energy AG(a)	1,492	55,084
Vertiv Holdings Co. - Class A	830	82,577
Vestas Wind Systems A/S(a)	2,357	51,863

		1,826,254

Ground Transportation – 0.6%
Canadian National Railway Co.	1,255	146,959
Canadian Pacific Kansas City Ltd. (Toronto)(b)	2,177	186,191
Central Japan Railway Co.	1,735	40,061
CSX Corp.	4,563	157,560
East Japan Railway Co.	2,079	41,260
Grab Holdings Ltd. - Class A(a)	4,286	16,287
Hankyu Hanshin Holdings, Inc.(b)	526	16,249
JB Hunt Transport Services, Inc.	193	33,260
Keisei Electric Railway Co., Ltd.(b)	251	7,483
Knight-Swift Transportation Holdings, Inc.	377	20,339
MTR Corp., Ltd.	2,764	10,332
Norfolk Southern Corp.	528	131,208
Old Dominion Freight Line, Inc.(b)	457	90,779
TFI International, Inc.(b)	188	25,751
Tokyu Corp.(b)	1,153	14,931
U-Haul Holding Co. (Non-Voting)	227	16,344
Uber Technologies, Inc.(a)	4,390	329,952
Union Pacific Corp.	1,425	351,234
West Japan Railway Co.(b)	996	18,915

		1,655,095

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.5%
3M Co.	1,290	$176,343
CK Hutchison Holdings Ltd.	5,547	31,450
DCC PLC	231	15,770
Hikari Tsushin, Inc.	86	19,154
Hitachi Ltd.	10,810	286,652
Honeywell International, Inc.	1,520	314,199
Investment AB Latour - Class B	345	10,779
Jardine Matheson Holdings Ltd.	440	17,187
Keppel Ltd.	2,974	15,277
Lifco AB - Class B	544	17,916
Siemens AG (REG)	1,774	358,894
Smiths Group PLC	806	18,113
Swire Pacific Ltd. - Class A	935	7,973

		1,289,707

Machinery – 1.2%
Alfa Laval AB	675	32,451
Alstom SA(a)	808	16,788
Atlas Copco AB - Class A	6,270	121,515
Atlas Copco AB - Class B	3,643	62,506
Caterpillar, Inc.	1,142	446,659
CNH Industrial NV	2,054	22,799
Cummins, Inc.	320	103,613
Daifuku Co., Ltd.(b)	706	13,667
Daimler Truck Holding AG	1,152	43,255
Deere & Co.	612	255,406
Dover Corp.	321	61,549
Epiroc AB - Class A	1,538	33,312
Epiroc AB - Class B	910	17,256
FANUC Corp.	2,170	63,734
Fortive Corp.	822	64,880
GEA Group AG	362	17,755
Graco, Inc.	395	34,566
Hitachi Construction Machinery Co., Ltd.(b)	158	3,873
Hoshizaki Corp.	202	7,035
Husqvarna AB - Class B(b)	818	5,730
IDEX Corp.	177	37,967
Illinois Tool Works, Inc.	697	182,663
Indutrade AB	637	19,823
Ingersoll Rand, Inc.	942	92,467
Knorr-Bremse AG	169	15,059
Komatsu Ltd.	2,100	58,789
Kone Oyj - Class B	793	47,438
Kubota Corp.	2,251	32,141
Makita Corp.(b)	495	16,722
Metso Oyj(b)	1,451	15,515
MINEBEA MITSUMI, Inc.	833	16,465
Mitsubishi Heavy Industries Ltd.	7,430	111,034
Nordson Corp.	127	33,354
PACCAR, Inc.	1,224	120,784
Parker-Hannifin Corp.	301	190,178
Pentair PLC	388	37,943
Rational AG	12	12,251
Sandvik AB	2,488	55,674

Company	Shares	U.S. $ Value

Schindler Holding AG	95	$27,883
Schindler Holding AG (REG)	55	15,642
SKF AB - Class B	795	15,836
SMC Corp.	210	93,916
Snap-on, Inc.	123	35,634
Spirax Group PLC	172	17,338
Stanley Black & Decker, Inc.	359	39,537
Techtronic Industries Co., Ltd.	2,244	33,499
Toro Co. (The)	243	21,075
Toyota Industries Corp.	306	23,728
Trelleborg AB - Class B	497	19,130
VAT Group AG(c)	63	32,218
Volvo AB - Class A	467	12,470
Volvo AB - Class B	3,708	98,085
Wartsila OYJ Abp	1,174	26,270
Westinghouse Air Brake Technologies Corp.	412	74,889
Xylem, Inc./NY	566	76,427

		3,188,193

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	7	11,345
AP Moller - Maersk A/S - Class B	11	18,511
Kawasaki Kisen Kaisha Ltd.(b)	900	14,030
Kuehne + Nagel International AG (REG)	113	30,874
Mitsui OSK Lines Ltd.(b)	717	24,823
Nippon Yusen KK(b)	989	36,327
SITC International Holdings Co., Ltd.	3,000	8,047

		143,957

Passenger Airlines – 0.0%
Air Canada(a) (b)	410	4,969
ANA Holdings, Inc.	295	6,317
Delta Air Lines, Inc.	376	19,097
Deutsche Lufthansa AG (REG)	1,396	10,225
Japan Airlines Co., Ltd.	258	4,512
Qantas Airways Ltd.(a)	1,863	9,509
Singapore Airlines Ltd.(b)	2,936	15,499
Southwest Airlines Co.	349	10,341

		80,469

Professional Services – 0.6%
Adecco Group AG (REG)	393	13,403
Amentum Holdings, Inc.(a)	293	9,449
Automatic Data Processing, Inc.	956	264,554
Booz Allen Hamilton Holding Corp.	302	49,153
Broadridge Financial Solutions, Inc.	276	59,348
Bureau Veritas SA	741	24,584
Computershare Ltd.	1,241	21,634
Dayforce, Inc.(a) (b)	369	22,601
Equifax, Inc.	289	84,926
Experian PLC	2,145	112,976
Intertek Group PLC	377	26,065
Jacobs Solutions, Inc.	293	38,354
Leidos Holdings, Inc.	300	48,900
Paychex, Inc.	757	101,582
Paycom Software, Inc.	119	19,822
Randstad NV(b)	253	12,571

Company	Shares	U.S. $ Value

Recruit Holdings Co., Ltd.	3,486	$211,783
RELX PLC (London)	4,358	205,769
SGS SA (REG)	359	40,086
SS&C Technologies Holdings, Inc.	520	38,589
Teleperformance SE	127	13,138
Thomson Reuters Corp.	368	62,770
TransUnion	454	47,534
Verisk Analytics, Inc.	333	89,231
Wolters Kluwer NV	580	97,830

		1,716,652

Trading Companies & Distributors – 0.5%
AddTech AB	606	18,167
AerCap Holdings NV	453	42,908
Ashtead Group PLC	1,021	79,108
Beijer Ref AB	842	13,862
Brenntag SE	303	22,617
Bunzl PLC	790	37,414
Fastenal Co.	1,337	95,489
Ferguson Enterprises, Inc.	472	93,725
ITOCHU Corp.	2,801	150,960
Marubeni Corp.	3,308	54,654
Mitsubishi Corp.	7,733	160,691
Mitsui & Co., Ltd.	5,962	133,334
MonotaRO Co., Ltd.(b)	532	8,871
Reece Ltd.	527	10,335
Rexel SA	528	15,305
Seven Group Holdings Ltd.(b)	475	14,028
Sumitomo Corp.	2,389	53,648
Toromont Industries Ltd.	192	18,742
Toyota Tsusho Corp.	1,476	26,987
United Rentals, Inc.	156	126,318
Watsco, Inc.	82	40,334
WW Grainger, Inc.	104	108,036

		1,325,533

Transportation Infrastructure – 0.1%
Aena SME SA	175	38,443
Aeroports de Paris SA	81	10,403
Auckland International Airport Ltd.	3,109	14,754
Getlink SE	706	12,593
Transurban Group	7,218	65,215

		141,408

		18,072,650

Consumer Discretionary – 6.3%
Automobile Components – 0.1%
Aisin Corp.(b)	1,029	11,434
Aptiv PLC(a)	635	45,726
Bridgestone Corp.	1,268	48,967
Cie Generale des Etablissements Michelin SCA	1,585	64,372
Continental AG	257	16,655
Denso Corp.	4,340	65,236
Magna International, Inc.	637	26,131
Sumitomo Electric Industries Ltd.	1,619	26,289

		304,810

Company	Shares	U.S. $ Value

Automobiles – 1.2%
Bayerische Motoren Werke AG	745	$65,885
Bayerische Motoren Werke AG (Preference Shares)	138	11,452
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	266	21,257
Ferrari NV	295	138,237
Ford Motor Co.	9,154	96,666
General Motors Co.	2,662	119,364
Honda Motor Co., Ltd.	10,469	111,771
Isuzu Motors Ltd.	1,312	17,889
Mazda Motor Corp.(b)	1,265	9,665
Mercedes-Benz Group AG	1,748	113,269
Nissan Motor Co., Ltd.(b)	5,379	15,280
Porsche Automobil Holding SE (Preference Shares)	357	16,357
Renault SA	449	19,519
Rivian Automotive, Inc. - Class A(a) (b)	1,728	19,388
Stellantis NV (Milan)	4,940	68,409
Subaru Corp.	1,381	24,431
Suzuki Motor Corp.	3,636	40,941
Tesla, Inc.(a)	6,701	1,753,183
Toyota Motor Corp.	23,870	429,040
Volkswagen AG (Preference Shares)	482	51,194
Volvo Car AB - Class B(a) (b)	1,852	5,099
Yamaha Motor Co., Ltd.	1,885	16,977

		3,165,273

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	21,864	4,073,919
Canadian Tire Corp., Ltd. - Class A(b)	122	14,622
Cie Financiere Richemont SA (REG)	1,255	199,299
Dollarama, Inc.	663	67,915
eBay, Inc.	1,172	76,309
Global-e Online Ltd.(a) (b)	233	8,956
MercadoLibre, Inc.(a)	107	219,560
Next PLC	280	36,679
Pan Pacific International Holdings Corp.	871	22,632
Prosus NV	3,309	144,611
Rakuten Group, Inc.(a) (b)	3,413	22,022
Wesfarmers Ltd.	2,649	128,638

		5,015,162

Distributors – 0.0%
D’ieteren Group	51	10,800
Genuine Parts Co.	325	45,396
LKQ Corp.	623	24,870
Pool Corp.	90	33,912

		114,978

Diversified Consumer Services – 0.0%
Pearson PLC	1,404	19,087

Hotels, Restaurants & Leisure – 1.2%
Accor SA	455	19,779
Airbnb, Inc. - Class A(a)	1,031	130,741
Amadeus IT Group SA	1,052	76,188

Company	Shares	U.S. $ Value

Aristocrat Leisure Ltd.	1,326	$53,537
Booking Holdings, Inc.	80	336,970
Carnival Corp.(a)	2,357	43,557
Chipotle Mexican Grill, Inc.(a)	3,206	184,730
Compass Group PLC	3,970	127,277
Darden Restaurants, Inc.	279	45,792
Delivery Hero SE(a)	431	17,442
Domino’s Pizza, Inc.	82	35,271
DoorDash, Inc. - Class A(a)	713	101,766
DraftKings, Inc. - Class A(a)	1,018	39,906
Entain PLC	1,491	15,234
Evolution AB	421	41,407
Expedia Group, Inc.(a)	297	43,962
Flutter Entertainment PLC(a)	415	98,471
Galaxy Entertainment Group Ltd.	4,343	21,447
Genting Singapore Ltd.	13,869	9,401
Hilton Worldwide Holdings, Inc.	584	134,612
Hyatt Hotels Corp. - Class A(b)	106	16,133
InterContinental Hotels Group PLC	377	41,055
La Francaise des Jeux SAEM	238	9,794
Las Vegas Sands Corp.	869	43,745
Lottery Corp., Ltd. (The)	5,195	18,314
Marriott International, Inc./MD - Class A	567	140,956
McDonald’s Corp.	1,683	512,490
McDonald’s Holdings Co. Japan Ltd.	192	9,148
MGM Resorts International(a)	549	21,460
Oriental Land Co., Ltd./Japan	2,505	64,798
Restaurant Brands International, Inc.	702	50,655
Royal Caribbean Cruises Ltd.	571	101,273
Sands China Ltd.(a)	5,220	13,145
Sodexo SA	207	16,971
Starbucks Corp.	2,644	257,764
Whitbread PLC	420	17,631
Wynn Resorts Ltd.	236	22,628
Yum! Brands, Inc.	658	91,929
Zensho Holdings Co., Ltd.(b)	200	11,081

		3,038,460

Household Durables – 0.3%
Barratt Developments PLC	3,217	20,639
Berkeley Group Holdings PLC	255	16,129
DR Horton, Inc.	692	132,013
Garmin Ltd.	359	63,195
Lennar Corp. - Class A	565	105,926
NVR, Inc.(a)	8	78,494
Panasonic Holdings Corp.	5,371	47,183
Persimmon PLC	746	16,416
PulteGroup, Inc.	491	70,473
SEB SA	58	6,620
Sekisui Chemical Co., Ltd.	783	12,243
Sekisui House Ltd.	1,389	38,567
Sony Group Corp.	14,670	285,003
Taylor Wimpey PLC	8,263	18,176

		911,077

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,337	30,508

Company	Shares	U.S. $ Value

BRP, Inc. (Sub-Voting)(b)	83	$4,940
Shimano, Inc.	260	49,495

		84,943

Specialty Retail – 1.1%
AutoZone, Inc.(a)	40	126,002
Avolta AG	213	9,015
Bath & Body Works, Inc.	495	15,800
Best Buy Co., Inc.	479	49,481
Burlington Stores, Inc.(a)	149	39,259
CarMax, Inc.(a)	364	28,166
Dick’s Sporting Goods, Inc.	136	28,383
Dynatrace, Inc.(a)	661	35,344
Fast Retailing Co., Ltd.(b)	457	151,631
H & M Hennes & Mauritz AB - Class B(b)	1,322	22,516
Home Depot, Inc. (The)	2,315	938,038
Industria de Diseno Textil SA	2,546	150,790
JD Sports Fashion PLC	6,049	12,473
Kingfisher PLC	4,293	18,528
Lowe’s Cos., Inc.	1,331	360,501
Nitori Holdings Co., Ltd.	213	31,712
O’Reilly Automotive, Inc.(a)	138	158,921
Ross Stores, Inc.	779	117,247
TJX Cos., Inc. (The)	2,638	310,071
Tractor Supply Co.	252	73,314
Ulta Beauty, Inc.(a)	112	43,582
Williams-Sonoma, Inc.(b)	301	46,631
Zalando SE(a)	523	17,286
ZOZO, Inc.(b)	271	9,845

		2,794,536

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	379	100,430
Asics Corp.	1,500	31,512
Deckers Outdoor Corp.(a)	360	57,402
Gildan Activewear, Inc.	348	16,381
Hermes International SCA	74	182,214
Kering SA	174	50,086
Lululemon Athletica, Inc.(a)	266	72,179
LVMH Moet Hennessy Louis Vuitton SE	643	493,101
Moncler SpA	513	32,615
NIKE, Inc. - Class B	2,828	249,995
Pandora A/S	192	31,645
Puma SE	246	10,287
Swatch Group AG (The) (BR)	68	14,581
Swatch Group AG (The) (REG)	123	5,271

		1,347,699

		16,796,025

Communication Services – 4.6%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	16,738	368,236
BCE, Inc.(b)	170	5,910
BT Group PLC(b)	15,103	29,935

Company	Shares	U.S. $ Value

Cellnex Telecom SA(a)	1,237	$50,151
Charter Communications, Inc. - Class A(a) (b)	219	70,974
Comcast Corp. - Class A	9,137	381,653
Deutsche Telekom AG (REG)	8,148	239,300
Elisa Oyj	332	17,601
HKT Trust & HKT Ltd. - Class SS	8,744	11,176
Infrastrutture Wireless Italiane SpA	784	9,643
Koninklijke KPN NV	9,214	37,633
Nippon Telegraph & Telephone Corp.	69,675	71,430
Orange SA	4,346	49,774
Quebecor, Inc. - Class B(b)	369	9,634
Singapore Telecommunications Ltd.	16,633	41,822
Spark New Zealand Ltd.	4,234	8,150
Swisscom AG (REG)	61	39,864
Telecom Italia SpA/Milano(a) (b)	23,260	6,467
Telefonica SA(b)	9,265	45,325
Telenor ASA	1,437	18,383
Telia Co. AB	5,507	17,808
Telstra Group Ltd.	9,440	25,266
TELUS Corp.	1,137	19,075
Verizon Communications, Inc.	9,826	441,286
Washington H Soul Pattinson & Co., Ltd.(b)	547	13,102

		2,029,598

Entertainment – 0.7%
Bollore SE	1,664	11,107
Capcom Co., Ltd.	736	17,167
CTS Eventim AG & Co. KGaA	146	15,202
Electronic Arts, Inc.	590	84,630
Konami Group Corp.	230	23,455
Liberty Media Corp.-Liberty Formula One - Class C(a)	486	37,631
Live Nation Entertainment, Inc.(a)	376	41,168
Netflix, Inc.(a)	1,006	713,526
Nexon Co., Ltd.	740	14,705
Nintendo Co., Ltd.	2,460	131,490
ROBLOX Corp. - Class A(a)	1,104	48,863
Roku, Inc.(a)	296	22,099
Sea Ltd. (ADR)(a)	927	87,398
Take-Two Interactive Software, Inc.(a) (b)	388	59,639
Toho Co., Ltd./Tokyo	196	7,950
Universal Music Group NV(b)	1,921	50,256
Walt Disney Co. (The)	4,256	409,385
Warner Bros Discovery, Inc.(a)	5,434	44,830

		1,820,501

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class A	13,713	2,274,301
Alphabet, Inc. - Class C	11,801	1,973,009
Auto Trader Group PLC	2,088	24,273
CAR Group Ltd.	836	21,624
LY Corp.	6,235	18,174
Match Group, Inc.(a) (b)	589	22,288
Meta Platforms, Inc. - Class A	5,116	2,928,603
Pinterest, Inc. - Class A(a)	1,399	45,286

Company	Shares	U.S. $ Value

REA Group Ltd.	124	$17,159
Scout24 SE	175	15,067
SEEK Ltd.(b)	832	14,242
Snap, Inc. - Class A(a)	2,428	25,980

		7,380,006

Media – 0.1%
Dentsu Group, Inc.(b)	426	13,130
Fox Corp. - Class A	539	22,816
Fox Corp. - Class B	330	12,804
Informa PLC	3,112	34,224
Interpublic Group of Cos., Inc. (The)	881	27,866
News Corp. - Class A	884	23,541
Omnicom Group, Inc.(b)	457	47,249
Paramount Global - Class B	1,388	14,741
Publicis Groupe SA	535	58,548
Trade Desk, Inc. (The) - Class A(a)	1,039	113,926
Vivendi SE	1,682	19,458
WPP PLC	2,517	25,783

		414,086

Wireless Telecommunication Services – 0.2%
KDDI Corp.	3,568	114,310
Rogers Communications, Inc. - Class B(b)	833	33,494
SoftBank Corp.(b)	65,870	85,999
SoftBank Group Corp.	2,362	140,105
T-Mobile US, Inc.	1,235	254,855
Tele2 AB - Class B	1,251	14,153
Vodafone Group PLC	52,757	52,873

		695,789

		12,339,980

Consumer Staples – 4.0%
Beverages – 0.8%
Anheuser-Busch InBev SA/NV	2,098	139,029
Asahi Group Holdings Ltd.	3,192	41,837
Brown-Forman Corp. - Class B(b)	425	20,910
Carlsberg AS - Class B	223	26,554
Celsius Holdings, Inc.(a)	353	11,070
Coca-Cola Co. (The)	9,554	686,550
Coca-Cola Europacific Partners PLC	482	37,958
Coca-Cola HBC AG - Class DI	509	18,147
Constellation Brands, Inc. - Class A	383	98,695
Davide Campari-Milano NV(b)	1,437	12,181
Diageo PLC	5,189	181,251
Heineken Holding NV	303	22,892
Heineken NV	672	59,654
Keurig Dr Pepper, Inc.	2,531	94,862
Kirin Holdings Co., Ltd.	1,728	26,334
Molson Coors Beverage Co. - Class B	434	24,964
Monster Beverage Corp.(a)	1,725	89,993
PepsiCo, Inc.	3,207	545,350
Pernod Ricard SA	473	71,561
Suntory Beverage & Food Ltd.	338	12,727
Treasury Wine Estates Ltd.	1,894	15,636

		2,238,155

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.1%
Aeon Co., Ltd.	1,525	$41,420
Albertsons Cos., Inc. - Class A	878	16,226
Alimentation Couche-Tard, Inc.	1,787	98,794
Carrefour SA	1,266	21,587
Coles Group Ltd.	3,126	38,970
Costco Wholesale Corp.	1,035	917,548
Dollar General Corp.	513	43,384
Dollar Tree, Inc.(a)	477	33,543
Empire Co., Ltd. - Class A	317	9,687
Endeavour Group Ltd./Australia	3,553	12,287
George Weston Ltd.	140	23,498
J Sainsbury PLC	3,861	15,279
Jeronimo Martins SGPS SA	661	12,979
Kesko Oyj - Class B(b)	637	13,590
Kobe Bussan Co., Ltd.	296	9,232
Koninklijke Ahold Delhaize NV	2,187	75,541
Kroger Co. (The)	1,601	91,737
Loblaw Cos., Ltd.	357	47,535
MatsukiyoCocokara & Co.(b)	800	13,180
Metro, Inc./CN	500	31,606
Seven & i Holdings Co., Ltd.	5,136	77,336
Sysco Corp.	1,163	90,784
Target Corp.	1,080	168,329
Tesco PLC	16,167	77,623
Walgreens Boots Alliance, Inc.	1,712	15,340
Walmart, Inc.	10,327	833,905
Woolworths Group Ltd.	2,851	65,514

		2,896,454

Food Products – 0.7%
Ajinomoto Co., Inc.(b)	1,058	40,947
Archer-Daniels-Midland Co.	1,154	68,940
Associated British Foods PLC	783	24,471
Barry Callebaut AG (REG)	9	16,663
Bunge Global SA	331	31,988
Campbell Soup Co.	453	22,161
Chocoladefabriken Lindt & Spruengli AG (REG)	1	127,370
Chocoladefabriken Lindt & Spruengli AG - Class PC	3	38,700
Conagra Brands, Inc.	1,116	36,292
Danone SA	1,507	109,769
General Mills, Inc.	1,303	96,226
Hershey Co. (The)	345	66,164
Hormel Foods Corp.	704	22,317
J M Smucker Co. (The)	249	30,154
JDE Peet’s NV	284	5,931
Kellanova	639	51,574
Kerry Group PLC - Class A	361	37,410
Kikkoman Corp.	1,485	16,894
Kraft Heinz Co. (The)	2,126	74,644
Lamb Weston Holdings, Inc.	337	21,817
Lotus Bakeries NV	1	13,419
McCormick & Co., Inc./MD (Non-Voting)	588	48,392
MEIJI Holdings Co., Ltd.	540	13,507
Mondelez International, Inc. - Class A	3,131	230,661

Company	Shares	U.S. $ Value

Mowi ASA	1,086	$19,508
Nestle SA (REG)	6,116	614,612
Nissin Foods Holdings Co., Ltd.(b)	392	10,954
Orkla ASA	1,636	15,430
Salmar ASA	154	8,077
Saputo, Inc.	594	12,820
Tyson Foods, Inc. - Class A	668	39,786
WH Group Ltd.	18,859	14,853
Wilmar International Ltd.	4,113	10,667
Yakult Honsha Co., Ltd.(b)	584	13,525

		2,006,643

Household Products – 0.6%
Church & Dwight Co., Inc.	571	59,795
Clorox Co. (The)	290	47,244
Colgate-Palmolive Co.	1,820	188,934
Essity AB - Class B	1,422	44,372
Henkel AG & Co. KGaA	243	20,658
Henkel AG & Co. KGaA (Preference Shares)	395	37,130
Kimberly-Clark Corp.	786	111,832
Procter & Gamble Co. (The)	5,510	954,332
Reckitt Benckiser Group PLC	1,629	99,669
Unicharm Corp.	894	32,207

		1,596,173

Personal Care Products – 0.4%
Beiersdorf AG	232	34,921
Estee Lauder Cos., Inc. (The) - Class A	544	54,231
Haleon PLC	17,054	89,235
Kao Corp.	1,093	54,023
Kenvue, Inc.	4,469	103,368
L’Oreal SA	562	252,078
Shiseido Co., Ltd.	863	23,471
Unilever PLC (London)	5,824	377,589

		988,916

Tobacco – 0.4%
Altria Group, Inc.	4,010	204,670
British American Tobacco PLC	4,662	169,967
Imperial Brands PLC	1,895	55,124
Japan Tobacco, Inc.(b)	2,790	81,353
Philip Morris International, Inc.	3,629	440,561

		951,675

		10,678,016

Energy – 2.4%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	2,329	84,194
Halliburton Co.	2,066	60,017
Schlumberger NV	3,336	139,945
Tenaris SA	1,102	17,491

		301,647

Oil, Gas & Consumable Fuels – 2.3%
Aker BP ASA	737	15,774
Ampol Ltd.	556	11,728
APA Corp.	866	21,182

Company	Shares	U.S. $ Value

ARC Resources Ltd.(b)	1,395	$23,579
BP PLC	38,586	201,247
Cameco Corp.(b)	1,014	48,441
Canadian Natural Resources Ltd.	4,967	164,936
Cenovus Energy, Inc.(b)	3,250	54,357
Cheniere Energy, Inc.	535	96,214
Chesapeake Energy Corp.(b)	260	21,385
Chevron Corp.	4,087	601,893
Chord Energy Corp.	146	19,014
ConocoPhillips	2,718	286,151
Coterra Energy, Inc.	1,737	41,601
Devon Energy Corp.	1,465	57,311
Diamondback Energy, Inc.	417	71,891
Enbridge, Inc.(b)	5,083	206,485
ENEOS Holdings, Inc.	6,637	36,339
Eni SpA	5,367	81,672
EOG Resources, Inc.	1,342	164,972
EQT Corp.	1,319	48,328
Equinor ASA	1,955	49,459
Exxon Mobil Corp.	10,472	1,227,528
Galp Energia SGPS SA	1,084	20,290
Hess Corp.	648	87,998
HF Sinclair Corp.	378	16,847
Idemitsu Kosan Co., Ltd.	2,220	16,098
Imperial Oil Ltd.(b)	438	30,815
Inpex Corp.	2,118	28,675
Keyera Corp.(b)	534	16,650
Kinder Morgan, Inc.	4,662	102,984
Marathon Oil Corp.	1,316	35,045
Marathon Petroleum Corp.	823	134,075
MEG Energy Corp.	630	11,837
Neste Oyj(b)	987	19,176
Occidental Petroleum Corp.	1,552	79,990
OMV AG	344	14,716
ONEOK, Inc.	1,363	124,210
Ovintiv, Inc. (New York)	623	23,867
Parkland Corp.(b)	326	8,403
Pembina Pipeline Corp.	1,353	55,773
Phillips 66	990	130,136
Repsol SA	2,841	37,471
Santos Ltd.	7,581	36,733
Shell PLC	14,710	477,218
Suncor Energy, Inc.	2,978	109,920
Targa Resources Corp.	492	72,821
TC Energy Corp.(b)	2,422	115,132
Texas Pacific Land Corp.	46	40,698
TotalEnergies SE	5,037	327,079
Tourmaline Oil Corp.(b)	780	36,224
Valero Energy Corp.	764	103,163
Williams Cos., Inc. (The)	2,845	129,874
Woodside Energy Group Ltd.(b)	4,432	76,395

		6,071,800

		6,373,447

Company	Shares	U.S. $ Value

Materials – 2.3%
Chemicals – 1.2%
Air Liquide SA	1,350	$260,698
Air Products and Chemicals, Inc.	519	154,527
Akzo Nobel NV	398	28,115
Albemarle Corp.(b)	274	25,951
Arkema SA	132	12,573
Asahi Kasei Corp.	2,875	21,797
BASF SE	2,083	110,405
Celanese Corp.	255	34,670
CF Industries Holdings, Inc.	427	36,637
Clariant AG (REG)	503	7,624
Corteva, Inc.	1,627	95,651
Covestro AG(a)	441	27,483
Croda International PLC	310	17,516
Dow, Inc.	1,641	89,648
DSM-Firmenich AG	434	59,895
DuPont de Nemours, Inc.	976	86,971
Eastman Chemical Co.	275	30,786
Ecolab, Inc.	600	153,198
EMS-Chemie Holding AG (REG)	17	14,284
Evonik Industries AG	598	13,999
Givaudan SA (REG)	22	120,704
ICL Group Ltd.	1,806	7,687
IMCD NV	133	23,104
International Flavors & Fragrances, Inc.	596	62,538
Linde PLC	1,123	535,514
LyondellBasell Industries NV - Class A	608	58,307
Mitsubishi Chemical Group Corp.	3,105	19,973
Mitsui Chemicals, Inc.(b)	340	9,082
Mosaic Co. (The)	750	20,085
Nippon Paint Holdings Co., Ltd.(b)	2,122	16,161
Nippon Sanso Holdings Corp.(b)	350	12,846
Nitto Denko Corp.	1,570	26,420
Novonesis (Novozymes) B	823	59,252
Nutrien Ltd.(b)	1,155	55,502
OCI NV	246	7,013
Orica Ltd.	1,136	14,511
PPG Industries, Inc.	548	72,588
RPM International, Inc.	301	36,421
Sherwin-Williams Co. (The)	563	214,880
Shin-Etsu Chemical Co., Ltd.	4,145	173,221
Sika AG (REG)	356	118,002
Syensqo SA(d) (e)	173	15,331
Symrise AG	310	42,901
Toray Industries, Inc.	3,153	18,621
Westlake Corp.	90	13,526
Yara International ASA	386	12,195

		3,048,813

Construction Materials – 0.2%
CRH PLC	1,604	148,755
Heidelberg Materials AG	319	34,752
Holcim AG	1,217	119,184
James Hardie Industries PLC (CDI)(a)	1,007	40,016
Martin Marietta Materials, Inc.	144	77,508
Vulcan Materials Co.	309	77,383

		497,598

Company	Shares	U.S. $ Value

Containers & Packaging – 0.1%
Amcor PLC	3,374	$38,227
Avery Dennison Corp.	188	41,503
Ball Corp.	725	49,235
CCL Industries, Inc. - Class B(b)	351	21,398
Crown Holdings, Inc.	282	27,038
International Paper Co.	770	37,615
Packaging Corp. of America	210	45,234
SIG Group AG	713	15,896
Smurfit WestRock PLC	1,291	63,801

		339,947

Metals & Mining – 0.8%
Agnico Eagle Mines Ltd.(b)	1,163	93,688
Anglo American PLC	2,966	96,412
Antofagasta PLC	920	24,799
ArcelorMittal SA	1,094	28,646
Barrick Gold Corp. (Toronto)	4,099	81,528
BHP Group Ltd.(b)	11,838	367,524
BlueScope Steel Ltd.	1,027	15,677
Boliden AB	638	21,653
Endeavour Mining PLC	428	10,129
First Quantum Minerals Ltd.(a)	1,654	22,552
Fortescue Ltd.(b)	3,953	55,755
Franco-Nevada Corp.	449	55,768
Freeport-McMoRan, Inc.	3,353	167,382
Glencore PLC(a)	24,209	138,637
Ivanhoe Mines Ltd. - Class A(a) (b)	1,569	23,342
JFE Holdings, Inc.(b)	1,278	17,182
Kinross Gold Corp.(b)	2,869	26,877
Lundin Mining Corp.(b)	1,541	16,146
Mineral Resources Ltd.(b)	412	14,689
Newmont Corp. (New York)	2,692	143,887
Nippon Steel Corp.(b)	1,995	44,712
Norsk Hydro ASA	3,282	21,202
Northern Star Resources Ltd.(b)	2,682	29,379
Nucor Corp.	560	84,190
Pan American Silver Corp.	847	17,686
Pilbara Minerals Ltd.(a) (b)	6,675	15,014
Reliance, Inc.	134	38,754
Rio Tinto Ltd.(b)	867	76,682
Rio Tinto PLC	2,632	186,839
South32 Ltd.	10,573	27,119
Steel Dynamics, Inc.	349	44,002
Sumitomo Metal Mining Co., Ltd.(b)	572	17,166
Teck Resources Ltd. - Class B	1,074	56,096
voestalpine AG	250	6,496
Wheaton Precious Metals Corp.	1,058	64,617

		2,152,227

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.0%
Holmen AB - Class B	178	$7,707
Mondi PLC	1,030	19,648
Stora Enso Oyj - Class R(b)	1,358	17,374
Svenska Cellulosa AB SCA - Class B	1,414	20,615
UPM-Kymmene Oyj	1,246	41,709
West Fraser Timber Co., Ltd.(b)	129	12,568

		119,621

		6,158,206

Utilities – 1.7%
Electric Utilities – 1.0%
Acciona SA(b)	58	8,229
Alliant Energy Corp.	598	36,293
American Electric Power Co., Inc.	1,231	126,301
BKW AG	50	9,067
Chubu Electric Power Co., Inc.	1,439	16,911
CK Infrastructure Holdings Ltd.	1,403	9,544
CLP Holdings Ltd.	3,129	27,355
Constellation Energy Corp.	736	191,375
Duke Energy Corp.	1,802	207,770
Edison International	898	78,207
EDP SA	7,325	33,408
Elia Group SA/NV(b)	69	7,886
Emera, Inc.	673	26,518
Endesa SA	741	16,188
Enel SpA	18,986	151,656
Entergy Corp.	499	65,673
Evergy, Inc.	537	33,299
Eversource Energy	822	55,937
Exelon Corp.	2,334	94,644
FirstEnergy Corp.	1,276	56,591
Fortis, Inc./Canada	1,151	52,297
Fortum Oyj(b)	1,047	17,229
Hydro One Ltd.(c)	769	26,656
Iberdrola SA	14,257	220,401
Kansai Electric Power Co., Inc. (The)	1,571	26,036
Mercury NZ Ltd.	1,627	6,683
NextEra Energy, Inc.	4,796	405,406
NRG Energy, Inc.	487	44,366
Origin Energy Ltd.	4,021	27,854
PG&E Corp.	4,739	93,690
Power Assets Holdings Ltd.	2,358	15,031
PPL Corp.	1,722	56,964
Redeia Corp. SA	947	18,411
Southern Co. (The)	2,553	230,229
SSE PLC	2,552	64,322
Terna - Rete Elettrica Nazionale	3,284	29,578
Tokyo Electric Power Co. Holdings, Inc.(a)	3,484	15,452
Verbund AG	159	13,155
Xcel Energy, Inc.	1,297	84,694

		2,701,306

Gas Utilities – 0.1%
AltaGas Ltd.(b)	693	17,155
APA Group	2,995	16,029
Atmos Energy Corp.	352	48,826
Hong Kong & China Gas Co., Ltd.	25,787	21,062
Osaka Gas Co., Ltd.	840	18,944
Snam SpA	4,707	23,976
Tokyo Gas Co., Ltd.(b)	750	17,470

		163,462

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,658	$33,259
Brookfield Renewable Corp. - Class A(b)	314	10,252
EDP Renovaveis SA	728	12,703
Meridian Energy Ltd.	3,021	11,390
Orsted AS(a)	442	29,275
RWE AG	1,476	53,775
Vistra Corp.	811	96,136

		246,790

Multi-Utilities – 0.4%
Ameren Corp.	623	54,488
Canadian Utilities Ltd. - Class A	310	8,231
CenterPoint Energy, Inc.	1,493	43,924
Centrica PLC	12,241	19,147
CMS Energy Corp.	697	49,229
Consolidated Edison, Inc.	808	84,137
Dominion Energy, Inc.	1,957	113,095
DTE Energy Co.	483	62,022
E.ON SE	5,241	78,049
Engie SA	4,263	73,717
National Grid PLC	11,232	155,260
NiSource, Inc.	1,046	36,244
Public Service Enterprise Group, Inc.	1,163	103,751
Sembcorp Industries Ltd.	2,000	8,597
Sempra	1,477	123,521
Veolia Environnement SA	1,610	53,006
WEC Energy Group, Inc.	737	70,885

		1,137,303

Water Utilities – 0.1%
American Water Works Co., Inc.	455	66,539
Essential Utilities, Inc.	606	23,374
Severn Trent PLC	630	22,304
United Utilities Group PLC	1,591	22,306

		134,523

		4,383,384

Real Estate – 1.4%
Diversified REITs – 0.0%
Covivio SA/France	130	7,911
GPT Group (The)	4,471	15,330
Land Securities Group PLC	1,651	14,392
Mirvac Group(b)	9,211	13,625
Stockland	5,572	20,098
WP Carey, Inc.	511	31,835

		103,191

Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	368	43,700
Healthpeak Properties, Inc.	1,642	37,552
Ventas, Inc.	945	60,603
Welltower, Inc.	1,396	178,730

		320,585

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	1,645	$28,952

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	8,639	19,130
Goodman Group	3,990	101,781
Nippon Prologis REIT, Inc.	6	10,278
Prologis, Inc.	2,162	273,017
Segro PLC	2,999	35,150
Warehouses De Pauw CVA	417	11,127

		450,483

Office REITs – 0.0%
BXP, Inc.	348	28,000
Dexus(b)	2,510	13,096
Gecina SA	108	12,435
Japan Real Estate Investment Corp.(b)	3	11,927
Nippon Building Fund, Inc.	20	18,327

		83,785

Real Estate Management & Development – 0.2%
Azrieli Group Ltd.	99	6,904
CapitaLand Investment Ltd./Singapore	4,504	10,890
CBRE Group, Inc. - Class A(a)	716	89,128
CK Asset Holdings Ltd.	4,031	17,549
CoStar Group, Inc.(a)	954	71,970
Daito Trust Construction Co., Ltd.(b)	183	22,290
Daiwa House Industry Co., Ltd.	1,244	39,156
Fastighets AB Balder - Class B(a)	1,547	13,605
FirstService Corp.(b)	95	17,358
Henderson Land Development Co., Ltd.	2,938	9,304
Hongkong Land Holdings Ltd.	1,795	6,595
Hulic Co., Ltd.	801	8,154
LEG Immobilien SE	174	18,217
Mitsubishi Estate Co., Ltd.	2,635	41,618
Mitsui Fudosan Co., Ltd.	6,207	58,488
Nomura Real Estate Holdings, Inc.(b)	231	6,224
Sagax AB - Class B	512	14,581
Sino Land Co., Ltd.	8,242	9,001
Sumitomo Realty & Development Co., Ltd.	615	20,818
Sun Hung Kai Properties Ltd.	2,616	28,344
Swiss Prime Site AG (REG)	181	20,285
Unibail-Rodamco-Westfield(a)	277	24,260
Vonovia SE	1,728	63,083
Wharf Holdings Ltd. (The)	2,000	5,679
Wharf Real Estate Investment Co., Ltd.	3,876	13,536
Zillow Group, Inc. - Class C(a)	367	23,433

		660,470

Residential REITs – 0.2%
American Homes 4 Rent - Class A	768	29,483
AvalonBay Communities, Inc.	332	74,783
Camden Property Trust	249	30,759

Company	Shares	U.S. $ Value

Canadian Apartment Properties REIT	191	$7,766
Equity LifeStyle Properties, Inc.	414	29,535
Equity Residential	796	59,270
Essex Property Trust, Inc.	150	44,313
Invitation Homes, Inc.	1,430	50,422
Mid-America Apartment Communities, Inc.	273	43,380
Sun Communities, Inc.	291	39,329
UDR, Inc.	730	33,098

		442,138

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust	14,354	23,593
Kimco Realty Corp.	1,573	36,525
Klepierre SA	502	16,449
Link REIT	5,373	26,786
Realty Income Corp.	2,033	128,933
Regency Centers Corp.	410	29,614
Scentre Group	12,127	30,486
Simon Property Group, Inc.	761	128,624
Vicinity Ltd.	9,032	13,761

		434,771

Specialized REITs – 0.5%
American Tower Corp.	1,090	253,490
Crown Castle, Inc.	1,015	120,409
Digital Realty Trust, Inc.	758	122,667
Equinix, Inc.	222	197,054
Extra Space Storage, Inc.	495	89,194
Gaming and Leisure Properties, Inc.	634	32,619
Iron Mountain, Inc.	685	81,399
Public Storage	370	134,632
SBA Communications Corp.	251	60,416
VICI Properties, Inc.	2,435	81,110
Weyerhaeuser Co.	1,701	57,596

		1,230,586

		3,754,961

Total Common Stocks (cost $66,826,030)		163,244,148

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 32.7%
United States – 32.7%
U.S. Treasury Bonds
6.00%, 02/15/2026	$ 1,336	1,373,893
4.75%, 02/15/2037	465	507,431
3.50%, 02/15/2039	12	11,621
4.375%, 11/15/2039	502	524,642
5.375%, 02/15/2031	359	394,229
6.25%, 05/15/2030	374	423,485
4.25%, 05/15/2039	134	138,107
4.50%, 08/15/2039	179	189,360
3.125%, 02/15/2043	521	449,831
3.625%, 08/15/2043	1,869	1,727,088
2.875%, 05/15/2043	221	183,057
2.25%, 08/15/2046	3,477	2,484,897

	Principal Amount (000)		U.S. $ Value

3.00%, 02/15/2047	$	238	$194,468
3.00%, 05/15/2047		409	334,347
6.125%, 11/15/2027		1,389	1,491,219
2.75%, 08/15/2047		143	111,617
2.875%, 11/15/2046		187	149,746
5.50%, 08/15/2028		762	815,388
3.75%, 11/15/2043		48	44,816
2.50%, 05/15/2046		42	31,824
3.00%, 08/15/2048		792	641,596
5.25%, 11/15/2028		2,017	2,143,275
3.00%, 02/15/2049		257	207,446
2.875%, 05/15/2049		313	246,920
2.25%, 08/15/2049		287	198,523
2.375%, 11/15/2049		584	414,194
1.25%, 05/15/2050		552	295,049
2.375%, 05/15/2051		1,859	1,309,363
3.00%, 05/15/2045		265	220,033
2.875%, 08/15/2045		2,897	2,351,421
2.50%, 02/15/2045		212	162,088
2.25%, 02/15/2052		2,286	1,555,926
2.875%, 05/15/2052		417	326,276
4.00%, 11/15/2052		208	201,923
3.625%, 05/15/2053		1,351	1,227,449
4.375%, 08/15/2043		128	131,748
4.75%, 11/15/2053		352	388,190
4.25%, 08/15/2054		157	160,548
3.00%, 02/15/2048		350	284,455
U.S. Treasury Notes
1.625%, 02/15/2026		2,203	2,138,631
1.50%, 08/15/2026		1,541	1,480,564
2.00%, 11/15/2026		4,808	4,647,426
2.375%, 05/15/2027		4,367	4,232,675
2.25%, 08/15/2027		2,292	2,208,268
2.25%, 11/15/2027		3,588	3,446,546
2.75%, 02/15/2028		129	125,261
2.875%, 05/15/2028		400	390,543
3.125%, 11/15/2028		912	895,372
2.625%, 02/15/2029		451	433,095
2.375%, 05/15/2029		1,327	1,258,671
1.75%, 11/15/2029		984	900,759
1.50%, 02/15/2030		523	468,968
0.625%, 05/15/2030		934	792,101
0.625%, 08/15/2030		997	839,758
0.50%, 02/28/2026		1,120	1,069,409
1.625%, 05/15/2031		3,081	2,713,687
0.75%, 05/31/2026		1,952	1,858,499
0.75%, 08/31/2026		1,015	960,508
0.875%, 09/30/2026		1,513	1,432,764
1.125%, 10/31/2026		1,163	1,104,487
1.375%, 11/15/2031		73	62,033
1.25%, 12/31/2026		919	872,096
1.875%, 02/15/2032		1,787	1,576,748
2.875%, 05/15/2032		2,242	2,117,922
2.75%, 08/15/2032		949	885,607
4.125%, 10/31/2027		603	612,016
4.125%, 11/15/2032		787	808,477
1.00%, 07/31/2028		2,116	1,920,659
3.125%, 08/31/2029		727	711,144
3.50%, 02/15/2033		1,420	1,394,139

	Principal Amount (000)			U.S. $ Value

3.625%, 03/31/2028	$		1,209	$1,210,488
3.50%, 04/30/2028			794	791,867
3.375%, 05/15/2033			1,115	1,083,312
4.00%, 06/30/2028			694	703,882
3.875%, 08/15/2033			1,128	1,136,510
4.375%, 08/31/2028			1,306	1,342,625
4.625%, 09/30/2028			578	600,217
4.50%, 11/15/2033			1,206	1,272,646
4.375%, 11/30/2028			237	244,522
3.75%, 12/31/2028			1,202	1,209,110
4.00%, 01/31/2029			561	570,204
4.00%, 02/15/2034			1,412	1,434,437
4.25%, 02/28/2029			319	328,134
4.625%, 04/30/2029			1,925	2,009,636
4.375%, 05/15/2034			687	718,358
4.50%, 05/31/2029			542	563,653
4.25%, 06/30/2029			567	582,698
4.00%, 07/31/2029			120	122,314
3.875%, 08/15/2034			443	445,831
3.625%, 08/31/2029			807	808,717
3.625%, 09/30/2031			599	597,415
3.50%, 09/30/2029			608	605,511

Total Governments - Treasuries (cost $92,356,360)				86,788,409

AGENCIES – 0.8%
Agency Debentures – 0.8%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026			219	221,404
Federal Home Loan Banks 4.625%, 11/17/2026			800	815,512
Federal National Mortgage Association 6.625%, 11/15/2030			900	1,041,459

Total Agencies (cost $2,025,640)				2,078,375

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equity Indices – 0.3%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 850; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)		EUR	3,570,000	95,197
FTSE 100 Index Expiration: Jul 2025; Contracts: 190; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)		GBP	1,368,000	24,642
Nikkei 225 Index Expiration: Jun 2025; Contracts: 19,000; Exercise Price: JPY 33,250.00; Counterparty: UBS AG(a)		JPY	631,750,000	156,946

	Notional Amount			U.S. $ Value

S&P 500 Index Expiration: Jul 2025; Contracts: 6,800; Exercise Price: USD 4,900.00; Counterparty: UBS AG(a)		USD	33,320,000	$635,409

Total Purchased Options - Puts (premiums paid $877,074)				912,194

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (b) (d) (e) (cost $0)			52	0

	Shares

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(f) (g) (h) (cost $9,271,394)			9,271,394	9,271,394

	Principal Amount (000)

U.S. Treasury Bills – 0.7%
United States – 0.7%
U.S. Treasury Bill
Zero Coupon, 10/22/2024	$		899	896,619
Zero Coupon, 01/30/2025			918	904,221

Total U.S. Treasury Bills (cost $1,799,052)				1,800,840

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $173,155,550)				264,095,360

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(f) (g) (h) (cost $398,337)			398,337	398,337

Total Investments – 99.5% (cost $173,553,887)(i)				264,493,697
Other assets less liabilities – 0.5%				1,225,618

Net Assets – 100.0%				$265,719,315

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	14	December 2024	$1,294,052	$7,327
Euro STOXX 50 Index Futures	71	December 2024	3,975,390	99,108
Euro-Bund Futures	12	December 2024	1,802,233	6,307
FTSE 100 Index Futures	27	December 2024	2,991,954	(39,567)
Long Gilt Futures	1	December 2024	131,596	(1,365)
Micro E-Mini S&P 500 Futures	2	December 2024	58,143	1,510
Nikkei 225 (OSE) Futures	4	December 2024	1,056,184	54,666
OMXS 30 Index Futures	2	October 2024	51,709	1,286
S&P 500 E-Mini Futures	41	December 2024	11,919,212	305,043
TOPIX Index Futures	6	December 2024	1,105,236	31,941
U.S. T-Note 2 Yr (CBT) Futures	88	December 2024	18,325,313	9,437
U.S. T-Note 10 Yr (CBT) Futures	158	December 2024	18,056,437	(21,725)
U.S. Ultra Bond (CBT) Futures	32	December 2024	4,259,000	(11,723)
Sold Contracts
MSCI Singapore IX ETS Futures	1	October 2024	26,719	(122)
S&P/TSX 60 Index Futures	15	December 2024	3,203,963	(30,926)
SPI 200 Futures	14	December 2024	2,009,824	(28,759)
U.S. T-Note 5 Yr (CBT) Futures	37	December 2024	4,065,664	(5,096)

				$377,342

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,698	JPY	237,756	10/17/2024	$(40,334)
Bank of America, NA	USD	2,306	EUR	2,060	10/25/2024	(11,186)
Bank of America, NA	CAD	2,955	USD	2,180	11/07/2024	(7,026)
Bank of America, NA	USD	4,307	CAD	5,838	11/07/2024	13,141
Bank of America, NA	GBP	754	USD	984	11/08/2024	(23,993)
Bank of America, NA	USD	7,142	GBP	5,393	11/08/2024	68,707
Barclays Bank PLC	EUR	1,112	USD	1,240	10/25/2024	1,588
Barclays Bank PLC	CAD	9,470	USD	6,978	11/07/2024	(31,040)
Barclays Bank PLC	NOK	25,332	USD	2,424	11/22/2024	22,693
Citibank, NA	EUR	4,103	USD	4,560	10/25/2024	(11,845)
Citibank, NA	CAD	3,096	USD	2,291	11/07/2024	(862)
Citibank, NA	GBP	386	USD	511	11/08/2024	(5,563)
Citibank, NA	SEK	7,606	USD	750	11/22/2024	(511)
Deutsche Bank AG	JPY	204,524	USD	1,425	10/17/2024	(688)
Deutsche Bank AG	USD	1,446	GBP	1,083	11/08/2024	1,978
Deutsche Bank AG	USD	5,039	NOK	53,290	11/22/2024	12,341
Goldman Sachs Bank USA	USD	3,259	JPY	473,658	10/17/2024	43,076
Goldman Sachs Bank USA	CHF	3,685	USD	4,361	10/25/2024	(4,450)
Goldman Sachs Bank USA	USD	2,669	EUR	2,409	10/25/2024	15,708
HSBC Bank USA	JPY	201,931	USD	1,410	10/17/2024	2,071
JPMorgan Chase Bank, NA	JPY	39,349	USD	269	10/17/2024	(4,912)
JPMorgan Chase Bank, NA	USD	2,694	JPY	393,337	10/17/2024	47,937
JPMorgan Chase Bank, NA	EUR	2,227	USD	2,467	10/25/2024	(14,844)
JPMorgan Chase Bank, NA	USD	2,067	CAD	2,781	11/07/2024	(9,056)
Morgan Stanley Capital Services, Inc.	EUR	947	USD	1,045	10/25/2024	(10,238)
State Street Bank & Trust Co.	USD	406	JPY	57,661	10/17/2024	(3,601)
State Street Bank & Trust Co.	EUR	88	USD	98	10/25/2024	(910)
State Street Bank & Trust Co.	USD	352	CHF	297	10/25/2024	(269)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	1,338	EUR	1,210	10/25/2024	$10,245
State Street Bank & Trust Co.	GBP	242	USD	317	11/08/2024	(6,101)
State Street Bank & Trust Co.	USD	245	GBP	187	11/08/2024	5,406
State Street Bank & Trust Co.	AUD	28	USD	19	11/22/2024	(313)
State Street Bank & Trust Co.	SEK	1,227	USD	121	11/22/2024	15
State Street Bank & Trust Co.	NZD	139	USD	88	12/06/2024	(444)

						$56,720

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	244	12/20/2024	$2,490

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $80,131 or 0.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Affiliated investments.
(i)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,231,054 and gross unrealized depreciation of investments was $(9,854,692), resulting in net unrealized appreciation of $91,376,362.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – CHESS Depositary Interest

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$37,037,594	$3,505,758	$—		$40,543,352
Financials	16,716,529	8,300,185	—		25,016,714
Health Care	13,757,992	5,369,421	—		19,127,413
Industrials	11,127,788	6,944,862	—		18,072,650
Consumer Discretionary	12,464,048	4,331,977	—		16,796,025
Communication Services	10,725,190	1,614,790	—		12,339,980
Consumer Staples	7,192,140	3,485,876	—		10,678,016
Energy	4,905,886	1,467,561	—		6,373,447
Materials	3,354,180	2,788,695	15,331		6,158,206
Utilities	3,011,978	1,371,406	—		4,383,384
Real Estate	2,880,698	874,263	—		3,754,961
Governments - Treasuries	—	86,788,409	—		86,788,409
Agencies	—	2,078,375	—		2,078,375
Purchased Options - Puts	—	912,194	—		912,194
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	9,271,394	—	—		9,271,394
U.S. Treasury Bills	—	1,800,840	—		1,800,840
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	398,337	—	—		398,337

Total Investments in Securities	132,843,754	131,634,612	15,331	(a)	264,493,697
Other Financial Instruments(b):
Assets:
Futures	516,625	—	—		516,625
Forward Currency Exchange Contracts	—	244,906	—		244,906
Total Return Swaps	—	2,490	—		2,490
Liabilities:
Futures	(139,283)	—	—		(139,283)
Forward Currency Exchange Contracts	—	(188,186)	—		(188,186)

Total	$133,221,096	$131,693,822	$15,331	(a)	$264,930,249

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,268	$43,483	$40,480	$9,271	$233
Government Money Market Portfolio*	1,616	10,931	12,149	398	71
Total	$7,884	$54,414	$52,629	$9,669	$304

*	Investments of cash collateral for securities lending transactions.